Debt, Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Summary of Changes in Financial Position
Changes in financial position during the period were as follows:

(€ million)	June 30, 2025	December 31, 2024
Long-term debt	13,200	11,791
Short-term debt and current portion of long-term debt	7,309	4,209
Interest rate and currency derivatives used to manage debt	10	137
Total debt	20,519	16,137
Cash and cash equivalents	(15,359)	(7,441)
Interest rate and currency derivatives used to manage cash and cash equivalents	(58)	76
Net debt (a)	5,102	8,772
(a)Net debt does not include lease liabilities, which amounted to €1,776 million as of June 30, 2025 and €1,906 million as of December 31, 2024.

Summary of Reconciliation of Carrying Amount to Value on Redemption
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2025 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2025	Amortized cost	Adjustment to debt measured at fair value	June 30, 2025	December 31, 2024
Long-term debt	13,200	39	78	13,317	11,940
Short-term debt and current portion of long-term debt	7,309	2	—	7,311	4,218
Interest rate and currency derivatives used to manage debt	10	—	(78)	(68)	13
Total debt	20,519	41	—	20,560	16,171
Cash and cash equivalents	(15,359)	—	—	(15,359)	(7,441)
Interest rate and currency derivatives used to manage cash and cash equivalents	(58)	—	—	(58)	76
Net debt (a)	5,102	41	—	5,143	8,806
(a)Net debt does not include lease liabilities, which amounted to €1,776 million as of June 30, 2025 and €1,906 million as of December 31, 2024.

Summary of Net Debt by Type Valuation of Redemption
The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2025				December 31, 2024
	non-current	current		Total	non-current	current	Total
Bond issues	13,259	2,322		15,581	11,876	2,716	14,592
Other bank borrowings	58	4,847	(a)	4,905	64	1,290	1,354
Other borrowings	—	1		1	—	3	3
Bank credit balances	—	141		141	—	209	209
Interest rate and currency derivatives used to manage debt	—	(68)		(68)	—	13	13
Total debt	13,317	7,243		20,560	11,940	4,231	16,171
Cash and cash equivalents	—	(15,359)		(15,359)	—	(7,441)	(7,441)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(58)		(58)	—	76	76
Net debt	13,317	(8,174)		5,143	11,940	(3,134)	8,806

Summary of Market Value of Net Debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2025	December 31, 2024
Market value	4,589	8,165
Value on redemption	5,143	8,806